Intangible assets - Schedule of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tom Ford Fashion Segment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 64
WACC (bps)	9.62%
Growth rate (bps)	3.00%
WACC +100 bps	0.0900
Growth rate -50 bps	14,000,000	55,000,000
EBITDA -500 bps		16,000,000
CGU Thom Browne group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 396	€ 484
WACC (bps)	8.75%	8.81%
Growth rate (bps)	2.75%	3.00%
EBITDA CAGR (%) vs. 2024	31.50%	15.90%
WACC +100 bps	0.0247	0.0317
Growth rate -50 bps	0.0325	0.0403
EBITDA -500 bps	0.0325	0.0405
CGU Thom Browne Korea Ltd.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 30	€ 31
WACC (bps)	9.01%	9.05%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2024	28.70%
WACC +100 bps	0.0021	0.0022
Growth rate -50 bps	0.0026	0.0027
EBITDA -500 bps	0.0026	0.0025
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 5
WACC (bps)	9.01%
Growth rate (bps)	3.00%
EBITDA CAGR (%) vs. 2024	52.50%
WACC +100 bps	0.0003
Growth rate -50 bps	0.0004
EBITDA -500 bps	0.0003
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 49	€ 51
WACC (bps)	9.46%	9.55%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2024	17.00%	15.50%
WACC +100 bps	0.0038	0.0039
Growth rate -50 bps	0.0044	0.0045
EBITDA -500 bps	0.0044	0.0046
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 19	€ 6
WACC (bps)	9.46%	9.55%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2024	9.10%	(9.50%)
WACC +100 bps	0.0013	0.0003
Growth rate -50 bps	0.0016	0.0005
EBITDA -500 bps	0.0016	0.0005
CGU In.Co. S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 83	€ 39
WACC (bps)	9.46%	9.55%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2024	60.80%	11.20%
WACC +100 bps	0.0053	0.0020
Growth rate -50 bps	0.0068	0.0030
EBITDA -500 bps	0.0069	0.0030
Tessitura Ubertino S.r.l.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 23	€ 20
WACC (bps)	9.46%	9.55%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2024	4.50%	(2.80%)
WACC +100 bps	0.0019	0.0016
Growth rate -50 bps	0.0021	0.0018
EBITDA -500 bps	0.0021	0.0018